FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS
Maximum length of time of interest rate derivative instruments designated in cash flow hedge relationships			55 months		55 months
After-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months	$ 3,976		$ 3,976		$ 4,355
Total notional amount of interest rate derivatives	3,714,822		3,714,822		1,602,710	1,948,760
Ten-month average notional amount of interest rate derivatives			3,195,415	4,804,355
Derivative assets designated as hedging instruments, classified in other assets					80	741
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities					19	5,375
Derivative assets not designated as hedging instruments, classified in other assets	3,864		3,864		3,518	6,888
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,864		3,864		3,585	7,250
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in accounts payable and other accrued liabilities	32		32
Derivative liabilities not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,896		3,896		3,585
Cash Flow Hedges, Recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	39	(10,498)	(326)	(19,067)	(19,818)	(26,268)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)	(17,191)	(33,925)
Cash Flow Hedges, Recognized directly in income (ineffective portion), Interest rate derivatives - Other expenses	(2)	(77)	20	(245)	(278)	(552)
Interest rate derivatives, other expenses, not designated as hedges		(83)	(48)	(720)	(751)
Foreign exchange contracts, other expenses, not designated as hedges	$ 32		$ 32